INCOME TAXES - Reconciliation of Income Tax (Recovery)/Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before income taxes	$ 3,949	$ 3,306	$ 837
Federal and provincial statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense	$ 1,066	$ 893	$ 226
U.S. Tax Reform and 2018 FERC Actions	(167)	(804)	0
Foreign income tax rate differentials	(432)	(81)	(196)
Loss/(income) from equity investments and non-controlling interests	50	(64)	(68)
Income tax differential related to regulated operations	(54)	(42)	81
Non-taxable portion of capital gains	(11)	(42)	0
Asset impairment charges	0	34	242
Non-deductible amounts	0	4	46
Other	(20)	13	21
Income Tax (Recovery)/Expense	432	(89)	352
Foreign tax rate differential related to asset impairments, amount	$ 0	$ 0	$ 112